CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash on hand	$ 91	$ 99
Bank checking account balances	528,985	357,354
Time deposits	251,956	507,519
Mutual funds	230,068	199,742
Total	$ 1,011,100	$ 1,064,714	$ 1,560,012	$ 1,075,942